Income tax - Income before income tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Income tax
Income before income tax expense	$ 24,162	¥ 166,311	¥ 141,333	¥ 155,120
The PRC
Income tax
Income before income tax expense, The PRC	53,093	365,448	323,510	284,288
Hong Kong
Income tax
Income before income tax expense, Non-PRC	(5)	(36)	405	(43)
British Virgin Islands
Income tax
Income before income tax expense, Non-PRC	(434)	(2,985)	8,288	1,916
Cayman Islands
Income tax
Income before income tax expense, Non-PRC	$ (28,492)	¥ (196,116)	¥ (190,870)	¥ (131,041)